Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013
Revenue	$ 1,133,522	$ 0	$ 1,133,522	$ 0	$ 0	$ 0
Cost of sales	938,674	$ 0	938,674	$ 0	0	0
Sales Tax	3,117		3,117
Gross profit	191,731	$ 0	191,731	$ 0	0	0
Operating expenses:
Selling expenses	5,731	0	16,391	0	5,479	0
General and administrative expenses	187,067	153,049	918,378	366,244	745,127	87,589
Loss from operations	192,798	153,049	934,769	366,244	(750,606)	(87,589)
Net gain (loss) from operations	(1,067)	(153,049)	(743,038)	(366,244)
Other (expense) income:
Interest (expense) income	(44,178)	(200)	(126,879)	383	(44,909)	0
Other expenses	0	0	(90)	0
Foreign exchange gain (loss)	491	0	(12)	0	389	0
Total other (expense) income, net	(43,687)	(200)	(126,981)	383	(44,520)	0
Net loss before taxes	(44,754)	(153,249)	(870,019)	(365,861)	(795,126)	(87,589)
Income tax benefit	20,548	27,857	179,120	38,261	113,932	0
Net loss after taxes	(24,206)	(125,392)	(690,899)	(327,600)	(681,194)	(87,589)
Foreign currency translation adjustment	68,662	(72,225)	24,568	(59,981)	7,552	472
Comprehensive gain (loss)	$ 44,456	$ (197,617)	$ (666,331)	$ (387,581)	$ (673,642)	$ (87,117)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted (in shares)	598,042,000	325,000,000	598,042,000	263,457,875	284,206,285	8,000,000